INVENTORIES	12 Months Ended
Dec. 31, 2019
INVENTORIES
INVENTORIES

 8. INVENTORIES

	As at	As at
	December 31	December 31
(in millions of U.S. dollars)	2019	2018
INVENTORIES
Stockpile ore(3)	32.6	74.3
Work-in-process	8.3	7.7
Finished goods(1)	12.5	25.4
Supplies	56.6	49.3
	110.0	156.7
Less: non-current inventories(2)	—	(14.9)
Total current inventories	110.0	141.8
1.	The amount of inventories recognized in operating expenses for the year ended December 31, 2019 was $358.0 million (2018 - $311.6 million).
2.	Non-current inventories consist of low-grade stockpiled inventories at Rainy River.
3.

For the year ended December 31, 2019, the Company wrote down $19.8 million of stockpile ore at Rainy River, of which $14.1 million was included in operating expenses and $5.7 million was included in depreciation and depletion, primarily resulting from the write down of the low-grade stockpile.